ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT

Provisions and allowances - Non current
	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2017
Values at the beginning of the year	6,950	18,301
Translation differences	(39,757)	853
Acquisition of business (note 3)	799,938	—
Additions	3,112	8,675
Reversals	(329)	—
Uses	(1,397)	—

At December 31, 2017	768,517	27,829

Year ended December 31, 2016

Values at the beginning of the year	8,142	18,273
Translation differences	(1,290)	(3,102)
Additions	2,757	3,130
Reversals	(1,079)	—
Uses	(1,580)	—

At December 31, 2016	6,950	18,301

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2017

Values at the beginning of the year	6,019	33,433	4,262
Translation differences	(504)	(860)	246
Acquisition of business (note 3)	10,822	12,385	—
Additions	1,365	9,959	443
Reversals	(680)	(13,987)	—
Uses	(479)	(4,733)	(2,292)

At December 31, 2017	16,543	36,197	2,659

Year ended December 31, 2016

Values at the beginning of the year	7,585	32,445	1,132
Translation differences	(656)	(900)	(276)
Additions	2,574	16,616	4,031
Reversals	(2,286)	(12,016)	—
Uses	(1,198)	(2,712)	(625)

At December 31, 2016	6,019	33,433	4,262